Audit Information	12 Months Ended
Aug. 31, 2025
Auditor [Table]
Auditor Name	AOGB CPA Limited
Auditor Firm ID	7020
Auditor Location	Hong Kong, Hong Kong
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Happy City Holdings Limited (the “Company”) and its subsidiaries (together the “Group”) as of August 31, 2025 and 2024, the related consolidated statements of operations and other comprehensive (loss) income, changes in stockholders’ equity and cash flows for each of the years in the three-year period ended August 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of August 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended August 31, 2025, in conformity with the accounting principles generally accepted in the United States of America.